UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
     /s/ Gregory D. Hitchan    San Francisco, California     February 14, 2006

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $2,414,262

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BISYS GROUP, INC.              COM              055472104    13043  931000  SH       SOLE                   931000
BOSTON SCIENTIFIC CORP.        COM              101137107     4163  170000  SH       SOLE                   170000
CAREER EDUCATION CORP.         COM              141665109    33720 1000000  SH       SOLE                  1000000
CB RICHARD ELLIS GROUP INC.    COM              12497T101   618370 10507565 SH       SOLE                 10507565
ELECTRONICS FOR IMAGING, INC.  COM              286082102    56306  2115965 SH       SOLE                  2115965
ERESEARCH TECHNOLOGY, INC.     COM              29481V108   133990  8873490 SH       SOLE                  8873490
FIRST DATA CORP.               COM              319963104     2366    55000 SH CALL  SOLE                    55000
HARLEY HAVIDSON INC.           COM              412822108     2214    43000 SH       SOLE                    43000
ITT EDUCATIONAL SERVICES, INC. COM              45068B109   405731  6864000 SH       SOLE                  6864000
JANUS CAPITAL GROUP, INC.      COM              47102X105   272555 14629900 SH       SOLE                 14629900
JOHNSON & JOHNSON              COM              478160904     6304   104900 SH CALL  SOLE                   104900
KINETIC CONCEPTS, INC.         COM              49460W208   167694  4217653 SH       SOLE                  4217653
LINCARE HOLDINGS, INC.         COM              532791100    62456  1490250 SH       SOLE                  1490250
LINCOLN EDUCATIONAL SERVICES   COM		   533535100    19198  1346260 SH       SOLE                  1346260
MACROVISION CORPORATION        COM              555904101    41552  2483675 SH       SOLE                  2483675
MONTPELIER RE HOLDINGS LTD.    COM              G62185106    81395  4306640 SH       SOLE                  4306640
NOVELL INC.                    COM              670006105   117819 13343000 SH       SOLE                 13343000
NU SKIN ENTERPRISES, INC.      CL A COM         67018T105    72619  4130800 SH       SOLE                  4130800
PAXAR CORP.                    COM              704227107    58054  2957400 SH       SOLE                  2957400
PEDIATRIX MEDICAL GROUP, INC.  COM              705324101    45835   517500 SH       SOLE                   517500
PEGASUS SOLUTIONS INC          COM              705906105    24344  2713980 SH       SOLE                  2713980
PERINI CORPORATION             COM              713839108     1203    49801 SH       SOLE                    49801
PRG-SCHULTZ INTERNATIONAL      COM              69357C107     5665  9287073 SH       SOLE                  9287073
PRG-SCHULTZ INTERNATIONAL      NOTE 4.75% 11/06 69357CAA5    23764  4651939 SH       SOLE                  4651939
ROSS STORES, INC.              COM              778296103    29343  1015329 SH       SOLE                  1015329
SKILLSOFT PLC                  COM              830928107    20212  3674826 SH       SOLE                  3674826
TCF FINANCIAL CORPORATION      COM              872275102    72055  2654920 SH       SOLE                  2654920
UAP HOLDINGS CORP.             COM              903441103    20420  1000000 SH       SOLE                  1000000
WAL-MART STORES, INC.          COM              931142103     1872    40000 SH CALL  SOLE                    40000